Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues from contracts with customers		$ 2,867		$ 3,245		$ 16,074		$ 9,113		$ 5,857
Cost of sales-affiliate		33		18		262		128		110
Operating and maintenance expense-affiliate		124		117		482		457		466
Operating and maintenance expense-related party		16		12		72		46		13
General and administrative expense-affiliate		16		17		66		61		71
Cost of sales-related party						0		17		0
LNG-affiliate
Related Party Transaction [Line Items]
Revenues from contracts with customers		761		757		4,568		1,472		662
LNG-related party [Member]
Related Party Transaction [Line Items]
Revenues from contracts with customers						0		1		0
Cheniere Marketing Agreements [Member]
Related Party Transaction [Line Items]
Cost of sales-affiliate	[1]					0		34		61
Cheniere Marketing Agreements [Member] | LNG-affiliate
Related Party Transaction [Line Items]
Revenues from contracts with customers		761	[2]	745	[2]	4,565	[1]	1,453	[1]	632	[1]
Contracts for Sale and Purchase of Natural Gas And LNG [Member]
Related Party Transaction [Line Items]
Cost of sales-affiliate	[3]	19		5		211		51		16
Contracts for Sale and Purchase of Natural Gas And LNG [Member] | LNG-affiliate
Related Party Transaction [Line Items]
Revenues from contracts with customers	[3]	0		12		3		19		30
Terminal Use Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales-affiliate	[4]	14		13		51		43		33
Operating and maintenance expense-affiliate	[4]	68		66		269		266		265
Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense-affiliate	[5]	21		20		81		81		82
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense-affiliate		35	[6]	31	[6]	131	[7]	109	[7]	118	[7]
General and administrative expense-affiliate		16	[6]	17	[6]	66	[7]	61	[7]	71	[7]
Natural Gas Transportation and Storage Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense-related party		$ 16	[8]	$ 12	[8]	72	[9]	46	[9]	13	[9]
Cost of sales-related party	[9]					0		1		0
Natural Gas Transportation and Storage Agreements [Member] | LNG-related party [Member]
Related Party Transaction [Line Items]
Revenues from contracts with customers	[9]					0		1		0
Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales-related party	[10]					0		16		0
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense-affiliate	[11]					$ 1		$ 1		$ 1
SPLNG [Member] | LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Review Period for Inflation Adjustment		5 years				5 years

[1]	We primarily sell LNG to Cheniere Marketing under SPAs and letter agreements at a price equal to 115% of Henry Hub plus a fixed fee, except for an SPA associated with an IPM agreement for which pricing is linked to international natural gas prices, which will commence in January 2023. We also have a master SPA agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement. As of December 31, 2022 and 2021, we had $551 million and $232 million of accounts receivable-affiliate, respectively, under these agreements with Cheniere Marketing. In addition, we have an arrangement with subsidiaries of Cheniere to provide the ability, in limited circumstances, to potentially fulfill commitments to LNG buyers in the even
t operational conditions impact operations at either the Sabine Pass or Corpus Christi liquefaction facilities. The purchase price for such cargoes would be the greater of: (a) 115% of the applicable natural gas feedstock purchase price or (b) an FOB U.S. Gulf Coast LNG market price.
[2]	We primarily sell LNG to Cheniere Marketing under SPAs and letter agreements at a price equal to 115% of Henry Hub plus a fixed fee, except for an SPA associated with an IPM agreement for which pricing is linked to international natural gas prices. We also have a master SPA agreement with Cheniere Marketing that allows us to sell and purchase LNG with Cheniere Marketing by executing and delivering confirmations under this agreement. As of March 31, 2023 and December 31, 2022, we had $263 million and $551 million of trade receivables-affiliate, respectively, under these agreements with Cheniere Marketing. In addition, we have an arrangement with subsidiaries of Cheniere to provide the ability, in limited circumstances, to potentially fulfill commitments to LNG buyers in the event operational conditions impact operations at either the Sabine Pass or Corpus Christi liquefaction facilities. The purchase price for such cargoes would be the greater of: (a) 115% of the applicable natural gas feedstock purchase price or (b) an FOB U.S. Gulf Coast LNG market price.
[3]	We have agreements with SPLNG, CTPL and Corpus Christi Liquefaction, LLC (“CCL”) that allow us to sell and purchase natural gas and LNG with each party. Natural gas purchased under these agreements is initially recorded as inventory and then to cost of sales-affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.

[4]	We have a TUA with SPLNG to provide berthing for LNG vessels and for the unloading, loading, storage and regasification of LNG. We have reserved approximately 2 Bcf/d of regasification capacity and we are obligated to make monthly capacity payments to SPLNG aggregating approximately $250 million per year (a portion of which is indexed for inflation), continuing until at least May 2036. Additionally, we are required to reimburse SPLNG for our proportionate share of ad valorem taxes incurred based on our contracted share of SPLNG’s regasification capacity. CQP has guaranteed our obligations under our TUA.
[5]	To ensure we are able to transport adequate natural gas feedstock to the Sabine Pass LNG Terminal, we have transportation agreements to secure firm pipeline transportation capacity with CTPL, a wholly owned subsidiary of CQP, and third party pipeline companies.
[6]	We do not have employees and thus we have various services agreements with affiliates of Cheniere in the ordinary course of business, including services required to construct, operate and maintain the Liquefaction Project, and administrative services. Prior to the substantial completion of each Train of the Liquefaction Project, our payments under the services agreements were primarily based on a cost reimbursement structure, and following the completion of each Train, our payments include a fixed monthly fee (indexed for inflation) per mtpa in addition to the reimbursement of costs. As of March 31, 2023 and December 31, 2022, we had $131 million and $151 million of advances to affiliates, respectively, under the services agreements. The non-reimbursement
amounts incurred under these agreements are recorded in general and administrative expense-affiliate.
[7]	We do not have employees and thus we have various services agreements with affiliates of Cheniere in the ordinary course of business, including services required to construct, operate and maintain the Liquefaction Project, and administrative services. Prior to the substantial completion of each Train of the Liquefaction Project, our payments under the services agreements were primarily based on a cost reimbursement structure, and following the completion of each Train, our payments include a fixed monthly fee (indexed for inflation) per mtpa in addition to the reimbursement of costs. As of December 31, 2022 and 2021, we had $151 million and $127 million of advances to affiliates, respectively, under the services agreements. The non-reimbursement
amounts incurred under these agreements are recorded in general and administrative expense-affiliate.
[8]	We are party to various natural gas transportation and storage agreements with a related party in the ordinary course of business for the operation of the Liquefaction Project. This related party is partially owned by the investment management company that indirectly acquired a portion of CQP’s limited partner interests in September 2020. We recorded accrued liabilities-related party of $5 million and $6 million as of March 31, 2023 and December 31, 2022, respectively, with this related party.
[9]	We are party to various natural gas transportation and storage agreements with a related party in the ordinary course of business for the operation of the Liquefaction Project. This related party is partially owned by the investment management company that indirectly acquired a portion of CQP’s limited partner interests in September 2020. We recorded accrued liabilities-related party of $6 million and $4 million as of December 31, 2022 and 2021, respectively, with this related party.
[10]	We were a party to a natural gas supply agreement with a related party in the ordinary course of business, to obtain a fixed minimum daily volume of feed gas for the operation of the Liquefaction Project. This related party was partially owned by Blackstone, who also partially owns CQP’s limited partner interests. However, this entity was acquired by a non-related
party on December 31, 2021; therefore, as of such date, this agreement ceased to be considered a related party agreement.
[11]	We have agreements with SPLNG to sublease a portion of the Sabine Pass LNG Terminal site for the Liquefaction Project. The aggregate annual sublease payment is $1 million, with renewal options and adjustment for inflation every five years. As of both December 31, 2022 and 2021, we recorded other non-current
liabilities-affiliate of $15 million related to this agreement.